Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2024 JPY (¥) ¥ / shares shares	Apr. 30, 2024 USD ($) $ / shares shares	Apr. 30, 2023 JPY (¥) ¥ / shares shares	Apr. 30, 2022 JPY (¥) ¥ / shares shares
Revenue:
Total revenue	¥ 993,021	$ 6,303	¥ 704,712	¥ 636,265
Costs and Expenses:
Research and development	512,997	3,256	686,557	694,072
Selling, general and administrative expenses	2,155,860	13,684	1,856,056	833,305
Total costs and expenses	3,000,759	19,047	2,685,253	1,733,981
Loss from operations	(2,007,738)	(12,744)	(1,980,541)	(1,097,716)
Interest expense	(31,365)	(199)	(28,748)	(24,777)
Other income, net	64,567	409	43,798	13,025
Loss before income taxes	(1,974,536)	(12,534)	(1,965,491)	(1,109,468)
Income tax expense
Net loss	¥ (1,974,536)	$ (12,534)	¥ (1,965,491)	¥ (1,109,468)
Weighted-average shares outstanding used to compute net loss per share, basic (in Shares)	14,359,123	14,359,123	6,771,025	6,000,000
Net loss per share attributable to common stockholders, basic (in Yen per share and Dollars per share) | (per share)	¥ (137.51)	$ (0.87)	¥ (290.28)	¥ (184.91)
Services
Revenue:
Total revenue	¥ 469,867	$ 2,983	¥ 521,763	¥ 636,265
Costs and Expenses:
Total cost	45,474	289	65,605	206,604
Products
Revenue:
Total revenue	523,154	3,320	182,949
Costs and Expenses:
Total cost	¥ 286,428	$ 1,818	¥ 77,035